Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Feb. 26, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000190318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class A)–including sales charge
Account Value	$ 12,731	$ 12,731	$ 12,731	$ 12,731	$ 11,532	$ 10,507	$ 12,329	$ 9,663	$ 9,572	$ 9,246		$ 8,712	$ 8,052	$ 9,006	$ 9,425
Average Annual Return, Percent	4.01%	4.63%		2.44%
C000190318 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class A)–excluding sales charge
Average Annual Return, Percent	10.40%	5.87%		3.05%
C000190312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class C)–including sales charge
Account Value	$ 12,665	$ 12,665	12,665	$ 12,665	11,472	10,453	12,345	9,763	9,761	9,485		9,007	8,399	9,471	10,000
Average Annual Return, Percent	8.58%	5.01%		2.39%
C000190312 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class C)–excluding sales charge
Average Annual Return, Percent	9.58%	5.01%		2.39%
C000190314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class I)–including sales charge
Account Value	$ 13,929	$ 13,929	13,929	$ 13,929	12,577	11,429	13,369	10,438	10,321	9,926		9,327	8,587	9,584	10,000
Average Annual Return, Percent	10.75%	6.18%		3.37%
C000190314 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class I)–excluding sales charge
Average Annual Return, Percent	10.75%	6.18%		3.37%
C000190315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class R6)–including sales charge
Account Value	$ 13,663	$ 13,663	$ 13,663	$ 13,663	12,341	11,208	13,092	10,224	10,109	9,725	$ 10,000
Average Annual Return, Percent	10.71%	6.21%	5.05%
C000190315 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Wilshire Global Allocation Fund (Class R6)–excluding sales charge
Average Annual Return, Percent	10.71%	6.21%	5.05%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,430	$ 11,430	$ 11,430	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,000	10,763	10,797	10,186	10,000
Average Annual Return, Percent	2.63%	(0.23%)	7.09%	1.35%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 22,474	$ 22,474	$ 22,474	$ 22,474	18,826	16,156	19,176	13,769	13,485	12,752	10,000	11,517	9,696	10,071	10,000
Average Annual Return, Percent	19.38%	10.76%	8.72%	8.43%
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Account Value	$ 23,646	$ 23,646	$ 23,646	$ 23,646	19,717	16,833	19,890	14,220	13,854	13,030	10,000	11,706	9,802	10,123	10,000
Average Annual Return, Percent	19.92%	11.28%	9.27%	8.99%
Bloomberg Multiverse Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index (USD Hedged)
Account Value	$ 12,347	$ 12,347	$ 12,347	$ 12,347	11,817	11,711	12,899	12,819	12,117	11,231	10,000	11,046	11,019	10,277	10,000
Average Annual Return, Percent	4.49%	0.38%	1.65%	2.13%
Sixty Five MSCI ACWI Index net 35 Bloomberg Multiverse Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65% MSCI ACWI Index (net) / 35% Bloomberg Multiverse Index (USD Hedged)
Account Value	$ 18,609	$ 18,609	$ 18,609	$ 18,609	$ 16,313	$ 14,691	$ 16,951	$ 13,599	$ 13,094	$ 12,256	$ 10,000	$ 11,394	$ 10,174	$ 10,152	$ 10,000
Average Annual Return, Percent	14.08%	7.28%	6.47%	6.41%